Long-term Incentive Plans (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Share-based payments related to share purchase options	$ 301,860	$ 444,023	$ 476,554
Share-based payments related to performance stock units	$ 47,810
Restricted stock units vested	0	0	2,661
Performance Stock Units	25,000	25,000
Unrecognized shares based payment expenses	$ 95
Black-Scholes option pricing model [member]
Statement [Line Items]
Share-based payments related to share purchase options	$ 1,700,255	$ 56,240	$ 492,199